Payables, other current liabilities and provisions - Disclosure of tax and employee-related payables (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other current payables [abstract]
Employee-related payables	€ 2,838	€ 4,816
Social security and other	4,674	2,304
Other tax and related payments	177	17
TAX AND EMPLOYEE-RELATED PAYABLES	€ 7,689	€ 7,137